Long-Term Employee Benefit Liabilities (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Expected benefit payments:
Expected employer contributions	$ 27
2012	26
2013	24
2014	27
2015	28
2016	29
Thereafter	181
Total	315
Retirement medical benefits plans [Member]
Expected benefit payments:
Expected employer contributions	2
2012	2
2013	2
2014	3
2015	3
2016	3
Thereafter	12
Total	25
Termination and long service arrangements [Member]
Expected benefit payments:
Expected employer contributions	8
2012	8
2013	8
2014	10
2015	11
2016	12
Thereafter	88
Total	137
Pension Plans, Defined Benefit [Member]
Expected benefit payments:
Expected employer contributions	17
2012	16
2013	14
2014	14
2015	14
2016	14
Thereafter	81
Total	$ 153